Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of short term borrowings

The balance of short-term borrowings consisted of the following:

	Annual Interest		As of December 31,
	Rate	Maturity	2022	2023
			RMB	RMB
Bank of Ningbo	3.9%-4.1%	June, 2024	5,921	19,381
Bank of Beijing	3.00%-3.45%	July, 2024	-	10,000
Bank of China	2.35%	November, 2024	-	5,000
China Merchants Bank	3.20%-3.25%	April, 2024	-	5,000
Total			5,921	39,381